Financial Instruments - Schedule of Fair Values Hierarchy (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Warrants [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (1,446)	€ (84)
Valuation techniques for determining fair value	Fair value is measured at trade market.	Fair value is measured at trade market.
Warrants [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (1,446)	€ (84)
Warrants [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Warrants [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap contracts [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 862
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contracts [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap contracts [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	862
Swap contracts [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap contracts [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (331)	€ 882
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contracts [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap contracts [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (331)	882
Swap contracts [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 13,427	€ 5,698
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Financial power swap [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	13,427	€ 5,698
Forward contract [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (1)
Valuation techniques for determining fair value	Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Forward contract [Member] | Level 1 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 0
Forward contract [Member] | Level 2 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Forward contract [Member] | Level 3 [Member]
Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ (1)